OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 27, 2020
Payables and Accruals [Abstract]
Schedule of other current liabilities

	2020	2019

Accrued Interest Payable	$9,051,650	$2,819,594
Contingent Consideration	8,951,801	774,000
Other Current Liabilities	1,728,854	52,786

Total Other Current Liabilities	$19,732,305	$3,646,380

Schedule of other non-current liabilities

	2020	2019

Deferred Gain on Sale of Assets (1)(2)	$4,164,713	$4,731,338
Contingent Consideration	-	20,197,690
Other Long Term Liabilities	50,820	-

Total Other Non-Current Liabilities	$4,215,533	$24,929,028